SEGMENTED INFORMATION (Schedule of segmented operational activity) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 28,888,410	$ 32,982,976	$ 33,466,063
Gross profit (loss)	13,401,146	18,809,985	18,047,346
Operating expenses:
Sales, marketing, and promotion	(83,672)	(83,770)
Selling, general and administrative expense	(9,445,908)	(9,055,174)	(8,807,399)
Operating lease cost	(1,403,743)	(1,403,743)	(1,249,422)
Depreciation and amortization	(1,843,366)	(1,818,325)	(2,270,526)
Share-based compensation	(209,441)	(366,469)	(494,435)
Impairment of inventory	(20,726)	0
Interest, accretion, and other	(456,691)	(1,077,068)	(3,931,570)
Net income (loss) before taxes	4,191,308	17,132,041	(1,633,439)
Discontinued operations (Oregon) [Member]
Segment Reporting Information [Line Items]
Revenue	357,540	1,128,403	2,661,223
Gross profit (loss)	(0)	(473,854)	267,806
Operating expenses:
General and administration	(386,779)	(429,969)
Sales, marketing, and promotion	(1,938)	0
Selling, general and administrative expense			(658,624)
Operating lease cost	(195,639)	(1,233)	(56,650)
Depreciation and amortization	(23,756)	(207,319)	(378,113)
Share-based compensation	0	0	0
Impairment of inventory	(245,682)	(1,456,818)	(1,384,922)
Provision for expected credit losses	(218,425)
Interest, accretion, and other	(6,861)	284,125	(1,273,813)
Net income (loss) before taxes	(1,079,080)	(2,285,068)	(3,484,316)
Nevada [Member]
Segment Reporting Information [Line Items]
Revenue	28,888,410	32,982,976	33,466,063
Gross profit (loss)	13,401,146	18,809,985	18,047,346
Operating expenses:
General and administration	(4,397,477)	(3,797,101)
Sales, marketing, and promotion	(83,672)	(83,770)
Selling, general and administrative expense			(3,643,205)
Operating lease cost	(591,375)	(591,376)	(549,031)
Depreciation and amortization	(1,270,092)	(1,276,640)	(1,270,564)
Share-based compensation	0	0	0
Impairment of inventory	0	0	0
Provision for expected credit losses	0
Interest, accretion, and other	(31,327)	22,171	(137,651)
Net income (loss) before taxes	7,027,203	13,083,269	12,446,895
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0	0
Gross profit (loss)	0	0	0
Operating expenses:
General and administration	(2,798,925)	(2,936,012)
Sales, marketing, and promotion	0	0
Selling, general and administrative expense			(2,799,042)
Operating lease cost	0	0	0
Depreciation and amortization	(94,926)	(3,806)	(51,122)
Share-based compensation	(209,441)	(366,469)	(494,435)
Impairment of inventory	(20,726)	0	0
Provision for expected credit losses	0
Interest, accretion, and other	288,123	7,355,059	(10,735,735)
Net income (loss) before taxes	(2,835,895)	(4,048,772)	(14,080,334)
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenue	29,245,950	34,111,379	36,127,286
Gross profit (loss)	13,401,146	18,336,131	18,315,152
Operating expenses:
General and administration	(7,583,181)	(7,163,082)
Sales, marketing, and promotion	(85,610)	(83,770)
Selling, general and administrative expense			(7,100,871)
Operating lease cost	(787,014)	(592,609)	(605,681)
Depreciation and amortization	(1,388,774)	(1,487,765)	(1,699,799)
Share-based compensation	(209,441)	(366,469)	(494,435)
Impairment of inventory	(266,408)	(1,456,818)	(1,384,922)
Provision for expected credit losses	(218,425)
Interest, accretion, and other	249,935	7,661,355	(12,147,199)
Net income (loss) before taxes	$ 3,112,228	$ 14,846,973	$ (5,117,755)